Quarterly Financial Data (unaudited) - Schedule of Quarterly Financial Data (unaudited) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 16,243,000	$ 16,078,000	$ 16,008,000	$ 16,427,000	$ 17,109,000	$ 17,943,000	$ 18,590,000	$ 18,870,000	$ 64,754,000		$ 72,512,000		$ 79,227,000
Interest expense	5,062,000	5,246,000	5,493,000	6,176,000	6,778,000	7,168,000	7,581,000	7,873,000	21,977,000		29,400,000		35,140,000
Net interest income	11,181,000	10,832,000	10,515,000	10,251,000	10,331,000	10,775,000	11,009,000	10,997,000	42,777,000		43,112,000		44,087,000
Provision for loan losses	200,000	75,000	75,000	150,000	250,000	350,000	300,000	200,000	500,000		1,100,000		1,130,000
Net interest income after provision for loan losses	10,981,000	10,757,000	10,440,000	10,101,000	10,081,000	10,425,000	10,709,000	10,797,000	42,277,000		42,012,000		42,957,000
Net realized gain on securities available for sale	374,000	58,000	198,000	268,000	282,000	197,000		267,000	898,000		746,000		937,000
Other noninterest income	971,000	1,559,000	1,698,000	1,645,000	2,144,000	1,440,000	1,538,000	1,456,000	949,000		811,000		706,000
Noninterest expense	7,689,000	7,500,000	7,454,000	7,213,000	7,817,000	7,248,000	7,491,000	7,722,000	29,854,000		30,279,000		28,062,000
Income before provision for income taxes	4,637,000	4,874,000	4,882,000	4,801,000	4,690,000	4,814,000	4,756,000	4,798,000	19,195,000		19,058,000		19,201,000
Provision for income taxes	810,000	763,000	956,000	811,000	799,000	793,000	799,000	845,000	3,341,000		3,236,000		3,380,000
Net Income before noncontrolling interest	3,827,000	4,111,000	3,926,000	3,990,000	3,891,000	4,021,000	3,957,000	3,953,000	15,854,000		15,822,000		15,821,000
Less: net income attributable to the noncontrolling interest	44,000	140,000	50,000	276,000	388,000	87,000	276,000	168,000	510,000		919,000		911,000
Net income attributable to ESB Financial Corporation	$ 3,783,000	$ 3,971,000	$ 3,876,000	$ 3,714,000	$ 3,503,000	$ 3,934,000	$ 3,681,000	$ 3,785,000	$ 15,344,000		$ 14,903,000		$ 14,910,000
Net income per share
Basic	$ 0.22	$ 0.23	$ 0.22	$ 0.21	$ 0.21	$ 0.23	$ 0.22	$ 0.22	$ 0.88	[1]	$ 0.87	[1]	$ 0.86	[1]
Diluted	$ 0.21	$ 0.23	$ 0.22	$ 0.21	$ 0.21	$ 0.23	$ 0.21	$ 0.22	$ 0.87	[1]	$ 0.86	[1]	$ 0.85	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2012 and 2011 to reflect a six-for five stock split of the common stock paid on May 17, 2013.